2016 PRIVATE PLACEMENT FINANCING - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	May 26, 2016	May 26, 2016	May 31, 2016	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Registration Rights Agreement [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues		16,482,082
Investor's Subscription Agreement [Member]
Private Placement [Line Items]
Percentage of Shares Purchased by Investors				75.00%		75.00%
Series E Warrant [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues			7,063,748	0	0
Terms Of Warrants				(i) at any time during the term of the Series E Warrants, we may reduce the then-current exercise price to any amount and for any period of time deemed appropriate by our Board of Directors (the "Board"); and (ii) certain of the Series E Warrants provide that they shall not be exercisable in the event and to the extent that the exercise thereof would result in the holder of the Series E Warrant, together with its affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the holder's, would be deemed to beneficially own more than 4.99% of the Common Stock; provided, however , the holder, upon notice to us, may increase or decrease the ownership limitation, provided that any increase is limited to a maximum of 9.99% of the Company's Common Stock, and any increase in the ownership limitation will not become effective until the 61st day after delivery of such notice.		(i) at any time during the term of the Series E Warrants, we may reduce the then-current exercise price to any amount and for any period of time deemed appropriate by our Board of Directors (the "Board"); and (ii) certain of the Series E Warrants provide that they shall not be exercisable in the event and to the extent that the exercise thereof would result in the holder of the Series E Warrant, together with its affiliates and any other persons whose beneficial ownership of Common Stock would be aggregated with the holder's, would be deemed to beneficially own more than 4.99% of the Common Stock; provided, however , the holder, upon notice to us, may increase or decrease the ownership limitation, provided that any increase is limited to a maximum of 9.99% of the Company's Common Stock, and any increase in the ownership limitation will not become effective until the 61st day after delivery of such notice.
Common Stock, Capital Shares Reserved for Future Issuance				4,214,582		4,214,582
Private Placement 2016 [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues	9,418,334	9,418,334
Share Price	$ 0.36	$ 0.36
Proceeds from Issuance of Common Stock				$ 3,390,600		$ 3,390,600
Private Placement 2016 [Member] | Maxim Group LLC [Member]
Private Placement [Line Items]
Underwriting Fees, Percentage				8.20%		8.20%
Proceeds from Issuance of Common Stock				$ 2,084,000		$ 2,084,000
Payments of Stock Issuance Costs				$ 171,000		$ 171,000
Private Placement 2016 [Member] | Series E Warrant [Member]
Private Placement [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	0.75	0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.4380	$ 0.4380		$ 0.438		$ 0.438
Payments of Stock Issuance Costs	$ 281,000
Stock Issued During Period, Value, New Issues	$ 3,400,000